UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim T. Rowe Price Equity/Income Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$920,823,996
Cash denominated in foreign currencies (2)	0
Cash	206,429
Collateral for securities loaned	52,678,622
Dividends and interest receivable	1,287,078
Subscriptions receivable	1,492,614
Receivable for investments sold	715,608

Total assets	977,204,347

LIABILITIES:
Due to investment adviser	621,363
Payable upon return of securities loaned	52,678,622
Redemptions payable	1,585,124
Payable for investments purchased	413,972

Total liabilities	55,299,081

NET ASSETS	$921,905,266

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$4,954,124
Additional paid-in capital	768,979,458
Net unrealized appreciation on investments	119,981,568
Undistributed net investment income	392,145
Accumulated net realized gain on investments	27,597,971

NET ASSETS	$921,905,266

NET ASSET VALUE PER OUTSTANDING SHARE	$18.61
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	400,000,000
Outstanding	49,541,241

(1) Cost of investments in securities:	$800,842,428
0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$925,240
Income from securities lending	50,028
Dividends	9,993,941
Foreign withholding tax	(70,763)

Total income	10,898,446

EXPENSES:
Audit fees	7,191
Bank and custodial fees	9,759
Investment administration	71,418
Management fees	3,581,752
Other expenses	16,294

Total expenses	3,686,414

Less amount reimbursed by investment adviser	7,176

Net expenses	3,679,238

NET INVESTMENT INCOME	7,219,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	24,359,311
Change in net unrealized appreciation on investments	10,792,719

Net realized and unrealized gain on investments	35,152,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,371,238

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$7,219,208	$12,946,731
Net realized gain on investments	24,359,311	49,999,290
Change in net unrealized appreciation on investments	10,792,719	(29,045,556)

Net increase in net assets resulting from operations	42,371,238	33,900,465

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,838,707)	(12,917,885)
From net realized gains	0	(52,616,882)

Total distributions	(6,838,707)	(65,534,767)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	232,471,560	355,836,839
Reinvestment of distributions	6,838,707	65,534,767
Redemptions of shares	(178,322,984)	(324,867,916)

Net increase in net assets resulting from share transactions	60,987,283	96,503,690

Total increase in net assets	96,519,814	64,869,388

NET ASSETS:
Beginning of period	825,385,452	760,516,064

End of period (1)	$921,905,266	$825,385,452
	0	0
OTHER INFORMATION:

SHARES:
Sold	12,514,263	19,203,971
Issued in reinvestment of distributions	375,960	3,619,107
Redeemed	(9,591,514)	(17,506,760)

Net increase	3,298,709	5,316,318

(1) Including undistributed net investment income	$392,145	$11,644

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$17.85	$18.58	$16.90	$13.67	$16.10	$16.64

Income from Investment Operations

Net investment income	0.15	0.29	0.28	0.23	0.12	0.23
Net realized and unrealized gain (loss)	0.75	0.47	2.23	3.25	(2.33)	0.02

Total Income (Loss) From
Investment Operations	0.90	0.76	2.51	3.48	(2.21)	0.25

Less Distributions

From net investment income	(0.14)	(0.29)	(0.28)	(0.23)	(0.12)	(0.23)
From net realized gains	0.00	(1.20)	(0.55)	(0.02)	(0.10)	(0.56)

Total Distributions	(0.14)	(1.49)	(0.83)	(0.25)	(0.22)	(0.79)

Net Asset Value, End of Period	$18.61	$17.85	$18.58	$16.90	$13.67	$16.10

Total Return	5.05%	4.13%	15.03%	25.64%	(13.06%)	1.66%

Net Assets, End of Period ($000)	$921,905	$825,385	$760,516	$688,730	$431,981	$224,623

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	0.82%	*	0.82%	0.82%	0.83%	0.85%	0.88%
- After Reimbursement #	0.82%	*	0.82%	0.82%	0.83%	0.85%	0.88%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	1.61%	*	1.60%	1.58%	1.76%	1.73%	1.47%
- After Reimbursement #	1.61%	*	1.60%	1.58%	1.76%	1.73%	1.47%

Portfolio Turnover Rate	13.01%		26.68%	27.94%	20.76%	18.41%	25.20%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

BONDS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.16%
1,490,000 Lucent Technologies Inc 1,493,725
Convertible
8.000% August 1, 2031
$1,493,725

TOTAL BONDS --- 0.16% $1,493,725
(Cost $1,144,949)

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.78%
310,500 Honeywell International Inc 12,513,150

78,300 Lockheed Martin Corp 5,617,242
168,100 Raytheon Co 7,492,217
$25,622,609

AUTOMOBILES --- 0.18%
240,000 Ford Motor Co ^^ 1,663,200
$1,663,200

BANKS --- 3.84%
149,876 Bank of America Corp 7,209,036
277,900 Fifth Third Bancorp 10,268,405
84,450 Mercantile Bankshares Corp 3,012,332
102,500 National City Corp 3,709,475
96,400 SunTrust Banks Inc 7,351,464
56,300 Wells Fargo & Co 3,776,604
$35,327,316

BIOTECHNOLOGY --- 0.45%
152,700 MedImmune Inc ^^* 4,138,170
$4,138,170

BROADCAST/MEDIA --- 2.08%
255,900 CBS Corp 6,922,095
270,462 Comcast Corp* 8,854,926
109,100 EchoStar Communications Corp Class A ^^* 3,361,371
$19,138,392

BUILDING MATERIALS --- 0.63%
74,200 Vulcan Materials Co 5,787,600

$5,787,600

CHEMICALS --- 2.03%
193,352 Chemtura Corp 1,805,908
218,200 EI du Pont de Nemours & Co 9,077,120
86,400 Hercules Inc* 1,318,464
185,400 International Flavors & Fragrances Inc 6,533,496
$18,734,988

COMMUNICATIONS - EQUIPMENT --- 1.55%
338,200 Cisco Systems Inc* 6,605,046
971,600 Lucent Technologies Inc* 2,351,272
261,800 Motorola Inc 5,275,270
$14,231,588

COMPUTER HARDWARE & SYSTEMS --- 1.79%
255,100 Dell Inc* 6,226,991
133,700 International Business Machines Corp 10,270,834
$16,497,825

COMPUTER SOFTWARE & SERVICES --- 1.58%
624,100 Microsoft Corp 14,541,530
$14,541,530

CONGLOMERATES --- 3.40%
782,000 General Electric Co 25,774,719
202,200 Tyco International Ltd 5,560,500
$31,335,219

COSMETICS & PERSONAL CARE --- 0.81%
240,000 Avon Products Inc 7,440,000
$7,440,000

DISTRIBUTORS --- 0.84%
128,550 Genuine Parts Co 5,355,393
76,400 SYSCO Corp ^^ 2,334,784
$7,690,177

ELECTRIC COMPANIES --- 3.23%
111,500 Entergy Corp 7,888,625
101,710 FirstEnergy Corp ^^ 5,513,699
76,900 Pinnacle West Capital Corp 3,069,079
149,900 Progress Energy Inc 6,426,213
98,200 TECO Energy Inc ^^ 1,467,108
278,400 Xcel Energy Inc ^^ 5,339,712
$29,704,436

ELECTRONIC INSTRUMENTS & EQUIP --- 1.36%
67,111 Cooper Industries Inc 6,235,954
142,000 Sony Corp sponsored ADR 6,253,680
$12,489,634

ELECTRONICS - SEMICONDUCTOR --- 1.01%
160,600 Analog Devices Inc 5,161,684
218,200 Intel Corp 4,134,890
$9,296,574

FINANCIAL SERVICES --- 5.67%

95,033 Citigroup Inc 4,584,392
85,700 Fannie Mae (nonvtg) 4,122,170
537,605 JPMorgan Chase & Co 22,579,410
278,400 Mellon Financial Corp 9,585,312
44,500 Northern Trust Corp 2,460,850
153,200 State Street Corp 8,899,388

$52,231,522

FOOD & BEVERAGES --- 4.76%
261,800 Anheuser-Busch Co Inc 11,935,462
200,200 Campbell Soup Co 7,429,422
257,000 Coca-Cola Co 11,056,140
160,600 General Mills Inc 8,296,596
120,000 McCormick & Co Inc (nonvtg) 4,026,000
70,300 Sara Lee Corp 1,126,206
$43,869,826

FOREIGN BANKS --- 0.30%
157,600 Bank of Ireland 2,803,955
$2,803,955

GOLD, METALS & MINING --- 0.68%
192,300 Alcoa Inc 6,222,828
$6,222,828

HOUSEHOLD GOODS --- 3.45%
203,400 Colgate-Palmolive Co 12,183,660
69,500 Fortune Brands Inc 4,935,195

94,200 Kimberly-Clark Corp 5,812,140
342,700 Newell Rubbermaid Inc 8,851,941
$31,782,936

INSURANCE RELATED --- 5.37%
184,700 American International Group Inc 10,906,535
87,200 Chubb Corp 4,351,280
141,827 Lincoln National Corp 8,004,716
489,000 Marsh & McLennan Cos Inc 13,149,210
171,295 St Paul Travelers Co Inc 7,636,331
299,800 UnumProvident Corp ^^ 5,435,374
$49,483,446

INVESTMENT BANK/BROKERAGE FIRM --- 2.44%
533,000 Charles Schwab Corp 8,517,340
221,200 Morgan Stanley 13,982,052
$22,499,392

LEISURE & ENTERTAINMENT --- 3.64%
458,200 Mattel Inc 7,564,882
654,500 Time Warner Inc 11,322,850
171,000 Viacom Inc Class B* 6,128,640
283,600 Walt Disney Co 8,508,000
$33,524,372

MACHINERY --- 1.70%
75,400 Deere & Co ^^ 6,295,146
52,400 Eaton Corp 3,950,960
192,700 Pall Corp 5,395,600

$15,641,706

MEDICAL PRODUCTS --- 0.90%
139,200 Baxter International Inc 5,116,992
190,600 Boston Scientific Corp* 3,209,704
$8,326,696

OFFICE EQUIPMENT & SUPPLIES --- 0.81%
128,500 Avery Dennison Corp 7,460,710
$7,460,710

OIL & GAS --- 9.68%
150,000 Anadarko Petroleum Corp 7,153,500
120,722 BP PLC sponsored ADR 8,403,458
282,044 Chevron Corp 17,503,651
277,996 Exxon Mobil Corp 17,055,055
216,300 Hess Corp ^^ 11,431,455
112,000 Murphy Oil Corp ^^ 6,256,320
208,800 Royal Dutch Shell PLC ADR 13,985,424
113,000 Schlumberger Ltd 7,357,430
$89,146,293

PAPER & FOREST PRODUCTS --- 2.04%
446,983 International Paper Co 14,437,551
155,600 MeadWestvaco Corp 4,345,908
$18,783,459

PHARMACEUTICALS --- 7.72%
163,600 Abbott Laboratories 7,134,596

241,000 Bristol-Myers Squibb Co 6,232,260
189,700 Eli Lilly & Co 10,484,719
160,600 Johnson & Johnson 9,623,152
377,900 Merck & Co Inc 13,766,897
447,400 Pfizer Inc 10,500,478
200,400 Schering-Plough Corp 3,813,612
214,200 Wyeth 9,512,622
$71,068,336

PHOTOGRAPHY/IMAGING --- 0.72%
279,100 Eastman Kodak Co ^^ 6,636,998
$6,636,998

POLLUTION CONTROL --- 0.88%
224,830 Waste Management Inc 8,066,900
$8,066,900

PRINTING & PUBLISHING --- 3.24%
200,100 Dow Jones & Co Inc ^^ 7,005,501
36,389 McClatchy Co Class A 1,459,926
367,900 New York Times Co ^^ 9,028,266
380,500 Tribune Co ^^ 12,339,615
$29,833,308

RAILROADS --- 2.06%
100,500 Norfolk Southern Corp 5,348,610
146,950 Union Pacific Corp 13,660,472
$19,009,082

REAL ESTATE --- 0.39%
43,596 Simon Property Group Inc REIT 3,615,852
$3,615,852

RETAIL --- 1.98%
126,100 Home Depot Inc 4,513,119
169,800 RadioShack Corp ^^ 2,377,200
235,600 Wal-Mart Stores Inc 11,348,852
$18,239,171

SPECIALIZED SERVICES --- 0.47%
180,100 H&R Block Inc 4,297,186
$4,297,186

TELEPHONE & TELECOMMUNICATIONS --- 6.80%
139,200 ALLTEL Corp 8,885,136
541,570 AT&T Inc 15,104,387
386,300 Nokia OYJ sponsored ADR 7,826,438
1,370,500 Qwest Communications International Inc ^^* 11,087,345
385,500 Sprint Corp 7,706,145
33,600 Telus Corp 1,385,477
58,300 Telus Corp (nonvtg) ^^ 2,354,154
246,286 Verizon Communications ^^ 8,248,118
$62,597,200

TOBACCO --- 0.49%
100,100 UST Inc ^^ 4,523,519
$4,523,519

UTILITIES --- 2.00%
311,200 Duke Energy Corp 9,139,944
423,400 NiSource Inc ^^ 9,247,056
$18,387,000

TOTAL COMMON STOCK --- 95.75% $881,690,951
(Cost $762,165,484)

PREFERRED STOCK

Shares Value ($)
--------------------------------------------------------------------------------

INSURANCE RELATED --- 0.10%
31,800 UnumProvident Corp 902,325
$902,325

TOTAL PREFERRED STOCK --- 0.10% $902,325
(Cost $795,000)


SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

36,747,000 Federal Home Loan Bank 36,736,995
4.970%, July 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 3.99% $36,736,995
(Cost $36,736,995)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100% $920,823,996
(Cost $800,842,428)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2006.

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim T. Rowe Price Equity/Income Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Bonds	$1,493,725	0.16%
Communications	95,967,180	10.42%
Consumer Products & Services	189,339,404	20.57%
Financial Services	166,863,808	18.12%
Health Care Related	83,533,202	9.07%
Industrial Products & Services	85,525,212	9.29%
Natural Resources	114,152,580	12.40%
Short Term Investments	36,736,995	3.99%
Technology	78,448,172	8.52%
Transportation	20,672,282	2.24%
Utilities	48,091,436	5.22%
	$920,823,996	100.00%

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $165,178,132 and $112,500,925, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $804,307,780. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $150,045,516 and gross depreciation of securities in which there was an excess of tax cost over value of $33,529,300 resulting in net appreciation of $116,516,216.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $52,381,117 and received collateral of $52,678,622 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

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Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

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Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006

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